Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,000,000
Previously Paid Amount	0.00
Total Fee Amount	4,833.50
Total Offset Amount	0.00
Net Fee	4,833.50
Narrative - Max Aggregate Offering Price	$ 35,000,000
Final Prospectus	true